Other operating expenses - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of other operating expenses [line items]
Contributions to the Single Resolution Fund	€ 354	€ 308
Increase in local bank taxes	14
Local bank taxes	205	191
Contributions to Institutional Protection Scheme	92
Netherlands, Germany, Belgium, and Poland [Member]
Disclosure of other operating expenses [line items]
Contributions to the Deposit Guarantee Schemes	€ 304	€ 260